Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014
Equity [Abstract]
Other comprehensive income (loss)	$ (23.2)	$ 6.4	$ (40.1)	$ 30.4
Currency translation adjustments, accumulated balances	$ 45.6		$ 45.6		$ 85.7